Leases - Schedule of Changes in the Value of the Right-of-Use Assets (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 17,043	$ 15,309
Additions	161	995
Reclassified Europe B.V. sale	(12,733)
Reclassified to fixed assets	(336)
Disposals	(32)	(99)
Foreign exchange	100	838
Ending balance	4,203	17,043
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,011	1,943
Reclassified Europe B.V. sale	(3,262)
Depreciation	234	2,002
Disposals	(32)	(99)
Foreign exchange	14	165
Ending balance	965	4,011
Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,032
Ending balance	3,238	13,032
Building | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	16,174	15,144
Additions		210
Reclassified Europe B.V. sale	(12,733)
Foreign exchange	92	820
Ending balance	3,533	16,174
Building | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,911	1,831
Reclassified Europe B.V. sale	(3,262)
Depreciation	166	1,922
Foreign exchange	13	158
Ending balance	828	3,911
Building | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	12,263
Ending balance	2,705	12,263
Automobile | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	291	165
Additions		207
Disposals	(32)	(99)
Foreign exchange	8	18
Ending balance	267	291
Automobile | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	87	112
Depreciation	27	67
Disposals	(32)	(99)
Foreign exchange	1	7
Ending balance	83	87
Automobile | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	204
Ending balance	184	204
Lab Equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	578	0
Additions	161	578
Reclassified to fixed assets	(336)
Ending balance	403	578
Lab Equipment | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13	0
Depreciation	41	13
Ending balance	54	13
Lab Equipment | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	565
Ending balance	$ 349	$ 565